Share Based Compensation (Details) - USD ($)		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 15, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Share Based Compensation [Line Items]
Number of shares issued for share based compensation expense		3,770,250	373,654	5,505,697	1,914,914	3,984,744	1,981,224
Share-based compensation expense		$ 17,188,570	$ 822,037	$ 25,105,979	$ 4,212,809	$ 8,766,437	$ 4,515,182
Equity Method Investment, Material Effects of Possible Conversions, Exercises or Contingent Issuances	78.315